SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

December 31, 2020 (Unaudited)

Shares		Value

Common Stocks — 99.74%
Communication Services — 1.39%
14,380	Nexstar Media Group, Inc., Class A	$1,570,152

Consumer Discretionary — 8.51%
11,440	Columbia Sportswear Co.	999,627
46,850	Core-Mark Holding Co., Inc.	1,375,985
12,030	Dorman Products, Inc.*	1,044,445
23,560	Gentherm, Inc.*	1,536,583
44,230	G-III Apparel Group Ltd.*	1,050,020
8,880	LCI Industries	1,151,558
17,480	Tractor Supply Co.	2,457,338

		9,615,556

Consumer Staples — 1.35%
8,550	Casey’s General Stores, Inc.	1,527,201

Financials — 7.32%
15,930	Eagle Bancorp, Inc.	657,909
16,990	FirstCash, Inc.	1,189,980
10,610	Kinsale Capital Group, Inc.	2,123,379
31,980	PRA Group, Inc.*	1,268,327
19,290	Raymond James Financial, Inc.	1,845,474
11,440	RLI Corp.	1,191,476

		8,276,545

Health Care — 22.97%
7,660	Bio-Techne Corp.	2,432,433
25,494	Cantel Medical Corp.*	2,010,457
8,810	Charles River Laboratories International, Inc.*	2,201,267
10,630	Haemonetics Corp.*	1,262,313
21,160	HealthEquity, Inc.*	1,475,064
13,950	Henry Schein, Inc.*	932,697
55,850	Inovalon Holdings, Inc., Class A*	1,014,795
18,360	Integer Holdings Corp.*	1,490,648
27,600	Integra LifeSciences Holdings Corp.*	1,791,792
40,750	Merit Medical Systems, Inc.*	2,262,032
21,380	NuVasive, Inc.*	1,204,335
37,340	PetIQ, Inc.*	1,435,723
29,910	Prestige Consumer Healthcare, Inc.*	1,042,962
10,180	STERIS Plc	1,929,517
9,720	Varian Medical Systems, Inc.*	1,701,097
7,160	Waters Corp.*	1,771,527

		25,958,659

Industrials — 16.96%
38,690	Ameresco, Inc., Class A*	2,021,166
19,000	Applied Industrial Technologies, Inc.	1,481,810

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

15,020	ESCO Technologies, Inc.	$1,550,364
16,770	Helios Technologies, Inc.	893,673
20,330	IAA, Inc.*	1,321,043
17,750	ICF International, Inc.	1,319,357
9,710	Landstar System, Inc.	1,307,549
18,430	Mercury Systems, Inc.*	1,622,946
10,440	MSC Industrial Direct Co., Inc., Class A	881,032
5,710	Teledyne Technologies, Inc.*	2,238,206
36,180	TriMas Corp.*	1,145,821
14,990	Westinghouse Air Brake Technologies Corp.	1,097,268
18,840	Woodward, Inc.	2,289,625

		19,169,860

Information Technology — 34.53%
22,140	Altair Engineering, Inc., Class A*	1,288,105
16,060	Badger Meter, Inc.	1,510,604
17,370	Bottomline Technologies (DE), Inc.*	916,094
24,760	Brooks Automation, Inc.	1,679,966
9,660	CyberArk Software Ltd.*	1,560,959
27,760	Diodes, Inc.*	1,957,080
21,120	Envestnet, Inc.*	1,737,965
18,220	ePlus, Inc.*	1,602,449
53,280	Evo Payments, Inc., Class A*	1,439,093
20,120	ExlService Holdings, Inc.*	1,712,816
5,820	F5 Networks, Inc.*	1,023,971
8,930	Globant SA*	1,943,257
11,430	Inphi Corp.*	1,834,172
10,250	Jack Henry & Associates, Inc.	1,660,398
6,240	Littelfuse, Inc.	1,589,078
13,330	Manhattan Associates, Inc.*	1,402,049
26,600	Mimecast Ltd.*	1,511,944
16,080	Novanta, Inc.*	1,900,978
19,410	RealPage, Inc.*	1,693,328
18,570	SPS Commerce, Inc.*	2,016,516
4,540	Tyler Technologies, Inc.*	1,981,801
9,510	WEX, Inc.*	1,935,570
8,120	Zebra Technologies Corp., Class A*	3,120,760

		39,018,953

Materials — 4.75%
11,840	AptarGroup, Inc.	1,620,777
12,180	Balchem Corp.	1,403,380
18,700	HB Fuller Co.	970,156
11,460	Reliance Steel & Aluminum Co.	1,372,335

		5,366,648

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

Real Estate — 1.96%
7,500	CoreSite Realty Corp., REIT	$939,600
15,270	Lamar Advertising Co., REIT, Class A	1,270,769

		2,210,369

Total Common Stocks		112,713,943

(Cost $70,732,745)

Investment Company — 0.38%
428,943	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	428,943

Total Investment Company		428,943

(Cost $428,943)

Total Investments		$113,142,886
(Cost $71,161,688) — 100.12%

Liabilities in excess of other assets — (0.12)%		(131,102)

NET ASSETS — 100.00%		$113,011,784

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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